COMMON STOCK AND WARRANTS (Tables)	12 Months Ended
Mar. 31, 2016
Schedule of Warrants, Fair Values [Table Text Block]
	Year ended March 31, 2016 $	Year ended March 31, 2015 $

Fair value of warrants, beginning of the period	-	-
Issuance	1,536,134	-
Change in fair value of warrants during the period	(331,553)	-

Fair value of warrants, end of the period	1,204,581	-

Schedule of Stockholders' Equity Note, Warrants or Rights, Valuation Assumptions [Table Text Block]
March 31, 2016

Stock price	$0.78
Exercise Price	$1.62
Expected life	2.65 years
Expected volatility	83.86%
Risk – free interest rate	0.83%
Dividend rate	0.00%

Schedule of Stockholders' Equity Note, Warrants or Rights, Activity [Table Text Block]
	Number of warrants		Weighted Average Exercise Price
	CAD	US	CAD	US
Balance, March 31, 2015	8,444,400	-	$1.00	-
Granted		4,528,609	$-	1.62
Exercised	(14,400)	-	$1.00	-
Balance, March 31, 2016	8,430,000	4,528,609	$1.00	1.62

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]

Number of warrants outstanding	Exercise Price	Expiry Date
8,430,000	CAD $1.00	May 30, 2016
452,032	US $3.00	April 30, 2018
167,731	US $3.00	June 26, 2018
18,978	US $2.15	June 26, 2020
62,878	US $3.00	July 17, 2018
7,545	US $2.15	July 17, 2020
1,041,667	US $1.44	November 10, 2018
2,777,778	US $1.35	December 29, 2018